Post-Employment Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-Employment Benefits
Expense for defined contribution plans	€ 465	€ 296
Contributions	€ 28	€ 28